Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions [Abstract]
Schedule of related parties	Amount due from related parties
Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2023	December 31, 2022
Yongbao Insurance Agency Co., Ltd. and subsidiaries	Common shareholder	Inter-transaction	Repayment in demand	$507	$5,800
Wang Yaxian	Shareholder of the Company	Other receivables	Repayment in demand	3,550	3,550
Feng Weidong	CTO of the Company	Other receivables	Repayment in demand	3,550	3,550
Wu Xianlong	Director of a subsidiary	Account receivables & Other receivables	Repayment in demand	1,900	1,900
Qingdao SOS Industry Holding Co, Ltd	Related Party	Other receivables	Repayment in demand	30,075	54,238
				$39,582	$69,038
Amount due to related parties
Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2023	December 31, 2022
Wang Yilin	Director of China SOS	Account payables	Repayment in demand	1	3
Wu Wenbin	Non-executive director	Account payables	Repayment in demand	25	25
Li Sing Leung	CFO of the Company	Other payables	Repayment in demand	8	8
Wang Yaxian	Shareholder of the Company	Other payables	Repayment in demand	1,000	-
Qingdao SOS Industry Holding Co, Ltd.	Related Party	Other payables	Repayment in demand	607	607

				$1,641	$643